Organization and Significant Accounting Policies - Selling, General and Administrative Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization and Significant Accounting Policies
Advertising expenses	$ 7.4	$ 3.4